Related party transactions (Tables)	12 Months Ended
Dec. 31, 2013
Related party transactions
Schedule of related parties and their relationships with the Group

Related Party	Relationship with the Group
Zhuhai Daren Computer Technology Company Limited ("Zhuhai Daren")	Equity investment
Guangzhou Shanghang Information Technical Co., Ltd. ("Shanghang")	Significant influence exercised by the Chairman
Kingsoft Corporation ("Kingsoft")	Significant influence exercised by the Chairman
Xiaomi Corporation ("Xiaomi")	Significant influence exercised by the Chairman
Zhuhai Lequ Technology Co., Ltd. ("Zhuhai Lequ")	Equity investment
Agora, Inc.(1)	Controlled by the director and the chairman of technology committee of the Group
(1)
In December 2013, the Group made a minority interest investment to form a new company, Agora Inc., with the director and the chairman of technology committee of the Group and other strategic investors.

Schedule of significant related party transactions

During the years ended December 31, 2011, 2012 and 2013, significant related party transactions were as follows:

	For the year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Online games revenue sharing from Zhuhai Daren	4,451	7,547	24,452
Bandwidth service provided by Shanghang	21,985	11,776	21,272
Purchase of intangible assets from Kingsoft	—	—	6,010
Online games revenue sharing from Zhuhai Lequ	—	—	5,076
Advertising revenue from Xiaomi	—	—	1,154
Repayment of interest-free loan from Zhuhai Lequ	—	500	1,000
Membership subscription fee revenue from Xiaomi	—	227	—
Interest-free loan to Zhuhai Daren	500	—	—
Repayment of interest-free loan from Zhuhai Daren	—	2,000	—
Interest-free loan to Zhuhai Lequ	—	1,200	—
Disposal of a cost investment to the Chairman and Co-founder, who is also a director of the Company	—	1,000	—
Disposal of an equity investment to Xiaomi	—	2,000	—

Schedule of the amounts due from/to related parties

As of December 31, 2012 and 2013, the amounts due from/to related parties were as follows:

	December 31,
	2012	2013
	RMB	RMB
Amount due from a related party
Other receivables from Zhuhai Lequ	1,073	73

Total	1,073	73

Amounts due to related parties
Accounts payable to Zhuhai Daren	2,362	1,479
Other payables to Shanghang	242	822
Accounts payable to Zhuhai Lequ	—	339

Total	2,604	2,640